ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Summary of Accrued expenses and other current liabilities (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts payable and accrued liabilities
Payment due for mining machine purchase	¥ 922,032,248	$ 126,317,900
Payment due for hosting expenses	292,769,627	40,109,274
Legal contingency liability	23,927,900	3,278,109
Deposit due to third-parties	18,288,535	2,505,519	¥ 22,703,569
Customer advances	10,480,083	1,435,765	16,703,709
Short-term contract liability (net of tax)	9,335,930	1,279,017	35,401,160
Payable to financial institutions	9,125,479	1,250,185	50,056,062
Accrued professional service fees	4,506,101	617,333	4,285,000
Other tax payables	2,409,302	330,073	7,469,996
Payable to dealers and suppliers	2,155,252	295,268	23,795,146
Accrued output value-added tax	483,884	66,292	1,800,204
Interest payable	464,527	63,640
Others	28,569,181	3,913,963	33,957,234
Accrued expenses and other current liabilities	1,348,300,779	184,716,449	206,877,626
Employees
Accounts payable and accrued liabilities
Others	¥ 23,752,730	$ 3,254,111	¥ 10,705,546